Prepaid expenses and deposits	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Prepaid Expenses And Deposits [Abstract]
Prepaid expenses and deposits
9. Prepaid expenses and deposits

As at	October 31, 2024	October 31, 2023
	$	$
Deposits on cannabis retail outlets	3,026	1,640
Prepaid insurance and other	2,384	3,847
Prepayment on inventory	3,361	2,656
Total	8,771	8,143
Less current portion	(5,164)	(4,836)
Long-term	3,607	3,307